OPPENHEIMER INTERNATIONAL GROWTH FUND

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

OPPENHEIMER GLOBAL FUND

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

OPPENHEIMER GLOBAL SECURITIES FUND/VA
OPPENHEIMER INTERNATIONAL VALUE FUND

OPPENHEIMER GLOBAL VALUE FUND

OPPENHEIMER GLOBAL OPPORTUNITIES FUND

OPPENHEIMER GLOBAL ALLOCATION FUND

OPPENHEIMER INTERNATIONAL BOND FUND

OPPENHEIMER GLOBAL MULTI STRATEGIES FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA

OPPENHEIMER EMERGING MARKETS DEBT FUND

Prospectus and Statement of Additional Information Supplement dated December 6, 2012

This supplement amends the Prospectus and Statement of Additional Information (“SAI”) of each of the above referenced funds (each, a “Fund”), replaces the supplement dated November 16, 2012, and is in addition to any other supplements.

The Prospectus is revised as follows:

The following is added to the section of the Prospectus titled “MORE ABOUT THE FUND – About the Fund’s Investments – The Fund’s Principal Investment Strategies and Risks” for each Fund:

Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

     The recent global economic crisis has caused severe financial difficulties for many EU countries, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on the assistance from others such as the ECB, the International Monetary Fund, or others governments and institutions to address those issues. Failure by one or more EU countries to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

The SAI is revised as follows:

The following is added to the section of the SAI titled “The Fund’s Main Investment Policies” for each Fund:

Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, each known as a member state. One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).

The global economic crisis that began in 2008 has caused severe financial difficulties for many EU countries, pushing some EU countries to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Recovery from the crisis has been challenged by high unemployment and budget deficits as well as by weaknesses in sovereign debt issued by Greece, Spain, Portugal, the Republic of Ireland, Italy and other EU countries. The sovereign debt of several of these countries has been downgraded in 2012 and many remain subject to further downgrades, which may have a negative effect on European and non-European banks that have significant exposure to sovereign debt. Since 2010, several countries, including Greece, Italy, Spain, the Republic of Ireland and Portugal, agreed to multi-year bailout loans from the ECB, the International Monetary Fund, and other institutions. To address budget deficits and public debt concerns, a number of European countries have imposed strict austerity measures and comprehensive financial and labor market reforms. In the wake of the crisis, EU countries will need to make economic and political decisions in order to restore economies to sustainable growth. While a number of initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected but the exact nature and effect of this regulation is still unknown.

Some EU countries may continue to be dependent on assistance from the ECB, the International Monetary Fund, or other governments and institutions. Such assistance could depend on a country’s implementation of reforms or attainment of a certain level of performance. Failure by one or more EU countries to reach those objectives or an insufficient level of assistance could result in a deeper or prolonged economic downturn, which could have a significant adverse effect on the value of investments in European countries. By adopting the euro, a member country relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU and may be limited to some degree from implementing their own economic policies. The euro may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally.

Additionally, it is possible that EMU member countries could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the monetary union. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably.

December 6, 2012

PS0000.077